Accounts receivable, net - Schedule of Accounts Receivable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Receivables [Abstract]
Accounts receivable	¥ 34,869	$ 5,056	¥ 81,550
Less: allowance for doubtful accounts	(5,142)	(746)	(37,690)
Total accounts receivable, net	¥ 29,727	$ 4,310	¥ 43,860